Schedule of investments

Delaware Emerging Markets Fund February 29, 2020 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 97.51%Δ
Argentina - 0.34%
Cablevision Holding GDR †	443,972	$2,269,043
Cresud ADR †	1,624,384	7,845,775
Grupo Clarin GDR Class B 144A #=†	131,213	143,625
IRSA Inversiones y Representaciones ADR †	1,184,728	6,504,157
IRSA Propiedades Comerciales ADR	44,833	531,271
		17,293,871
Bahrain - 0.03%
Aluminum Bahrain GDR 144A #†	221,400	1,300,636
		1,300,636
Brazil - 9.61%
AES Tiete Energia	516,085	1,731,093
Arcos Dorados Holdings Class A	2,273,924	14,644,071
Atacadao	500,000	2,276,437
B2W Cia Digital †	14,719,500	204,899,232
Banco Bradesco ADR	4,944,000	33,520,320
Banco Santander Brasil ADR	3,051,128	26,575,325
BRF ADR †	6,850,000	41,237,000
Embraer ADR †	420,704	6,411,529
Itau Unibanco Holding ADR	9,170,000	64,831,900
Rumo †	1,905,351	8,981,596
Telefonica Brasil ADR	2,500,000	29,825,000
TIM Participacoes ADR	1,617,400	29,161,722
Vale ADR	2,500,000	24,550,000
		488,645,225
Chile - 0.69%
Cia Cervecerias Unidas ADR	410,528	6,543,816
Latam Airlines Group ADR	182,118	1,238,402
Sociedad Quimica y Minera de Chile ADR	989,600	27,095,248
		34,877,466
China - 32.18%
58. com ADR †	90,000	4,965,300
Alibaba Group Holding ADR †	1,280,000	266,240,000
Baidu ADR †	625,000	74,987,500
BeiGene †	1,615,700	19,416,724
Bitauto Holdings ADR †	454,200	6,767,580
China Mengniu Dairy †	6,500,000	23,755,474
China Mobile	15,198,500	120,959,006
China Petroleum & Chemical Class H	30,000,000	15,526,711
CNOOC	19,311,000	26,863,766
Guangshen Railway Class H	11,000,000	2,845,716
JD. com ADR †	2,910,000	112,064,100

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Schedule of investments

Delaware Emerging Markets Fund (Unaudited)

	Number of shares	Value (US $)
Common StockΔ (continued)
China (continued)
JOYY ADR †	170,000	$9,174,900
Kunlun Energy	21,000,000	14,856,114
Kweichow Moutai Class A	969,961	148,043,225
PetroChina Class H	31,688,000	12,378,703
Ping An Insurance Group Co. of China Class H	4,000,000	45,569,585
Prosus †	80,000	5,594,391
SINA †	2,120,000	69,430,000
Sinofert Holdings †	28,000,000	2,828,751
Sogou ADR †	1,500,000	6,375,000
Sohu. com ADR †	2,219,642	21,153,188
Tencent Holdings	4,750,000	240,847,361
Tencent Music Entertainment Group ADR †	1,217	14,762
Tianjin Development Holdings	15,885,550	3,985,840
Tingyi Cayman Islands Holding	23,086,000	42,388,547
Trip. com Group ADR †	830,000	25,198,800
Tsingtao Brewery Class H	12,958,073	68,448,327
Uni-President China Holdings	37,019,000	38,450,617
Weibo ADR †	560,000	23,598,400
Wuliangye Yibin Class A	10,299,780	180,141,965
ZhongAn Online P&C Insurance Class H 144A #†	739,600	3,172,564
		1,636,042,917
Cyprus - 0.13%
QIWI ADR	385,284	6,719,353
		6,719,353
France - 0.01%
Vallourec †	258,011	502,160
		502,160
India - 9.56%
Aurobindo Pharma	1,500,000	10,506,807
Glenmark Pharmaceuticals	1,167,988	4,505,077
Indiabulls Real Estate GDR †	102,021	103,075
Lupin	2,500,000	22,261,857
Reliance Industries	13,880,731	257,749,111
Reliance Industries GDR 144A #	3,775,184	138,455,496
Tata Chemicals	1,866,909	18,602,976
Tata Motors †	3,000,000	5,457,975
Tata Motors ADR †	700,000	6,412,000
United Breweries	484,517	8,350,559
Wockhardt †	1,200,000	5,149,960
Zee Entertainment Enterprises	2,530,000	8,446,603
		486,001,496

2 NQ-019 [2/20] 4/20 (1139704)

(Unaudited)

	Number of shares	Value (US $)
Common StockΔ (continued)
Indonesia - 0.55%
Astra Agro Lestari	9,132,500	$6,277,338
Astra International	56,000,000	21,912,731
		28,190,069
Israel - 0.33%
Teva Pharmaceutical Industries ADR †	1,450,000	16,718,500
		16,718,500
Malaysia - 0.05%
UEM Sunrise †	17,000,000	2,418,562
		2,418,562
Mexico - 5.27%
America Movil ADR Class L	1,500,000	23,820,000
Banco Santander Mexico Institucion de Banca Multiple
Grupo Financiero Santander ADR	8,042,900	51,876,705
Cemex ADR	3,623,267	11,884,316
Coca-Cola Femsa ADR	1,554,117	86,300,117
Fomento Economico Mexicano ADR	154,722	12,592,824
Grupo Financiero Banorte Class O	4,000,000	21,870,650
Grupo Lala	3,900,027	2,896,835
Grupo Televisa ADR	6,017,000	56,559,800
		267,801,247
Peru - 0.70%
Cia de Minas Buenaventura ADR	3,217,400	35,874,010
		35,874,010
Republic of Korea - 17.32%
KB Financial Group ADR †	245,928	7,936,096
LG Display †	1,000,000	11,370,556
LG Uplus	2,403,542	26,134,225
Lotte	433,093	10,441,065
Lotte Chilsung Beverage †	56,600	5,217,140
Lotte Confectionery	77,164	8,628,626
Samsung Electronics	6,375,000	286,947,517
Samsung Life Insurance	360,939	17,337,320
Shinhan Financial Group	300,000	8,023,361
SK Hynix	3,490,000	257,878,320
SK Telecom	727,354	127,347,137
SK Telecom ADR	5,904,200	113,419,682
		880,681,045
Russia - 6.94%
ENEL RUSSIA PJSC GDR	21,161	14,878
Etalon Group GDR 144A #	1,616,300	3,112,994
Gazprom PJSC ADR	14,600,000	89,363,578

NQ-019 [2/20] 4/20 (1139704) 3

Schedule of investments

Delaware Emerging Markets Fund (Unaudited)

	Number of shares	Value (US $)
Common StockΔ (continued)
Russia (continued)
LUKOIL PJSC ADR	610,000	$52,617,647
Mail. Ru Group GDR †	400,000	7,822,024
Mobile TeleSystems PJSC ADR	1,200,000	11,640,000
Rosneft Oil PJSC GDR	14,555,684	89,139,067
Sberbank of Russia PJSC	12,000,000	41,860,642
Sberbank of Russia PJSC ADR	800,000	11,414,928
Surgutneftegas PJSC ADR	2,014,441	11,742,005
T Plus PJSC =†	36,096	0
VEON ADR	732,264	1,449,883
Yandex Class A †	800,000	32,488,000
		352,665,646
South Africa - 0.27%
MultiChoice Group †	80,000	463,692
Naspers Class N	80,000	12,508,490
Sun International †	364,166	755,423
Tongaat Hulett †	838,307	174,110
		13,901,715
Taiwan - 10.37%
FIT Hon Teng 144A #	33,000,000	9,360,256
Hon Hai Precision Industry	36,000,000	93,940,531
MediaTek	9,000,000	104,628,069
Taiwan Semiconductor Manufacturing	31,000,000	319,603,789
		527,532,645
Turkey - 0.88%
Akbank T. A. S. †	19,500,000	21,141,502
Turk Telekomunikasyon †	951,192	1,151,060
Turkcell Iletisim Hizmetleri	2,427,827	5,401,725
Turkcell Iletisim Hizmetleri ADR	2,066,701	11,284,187
Turkiye Sise ve Cam Fabrikalari	7,651,443	5,966,112
		44,944,586
United Kingdom - 0.04%
Griffin Mining †	3,056,187	2,037,615
		2,037,615
United States - 2.24%
Micron Technology †	2,163,400	113,708,304
		113,708,304

Total Common Stock (cost $4,841,961,097)		4,957,857,068

4 NQ-019 [2/20] 4/20 (1139704)

(Unaudited)

	Number of shares	Value (US $)
Preferred Stock – 2.60%Δ
Brazil - 1.18%
Braskem Class A 2.89%	1,470,000	$8,872,135
Petroleo Brasileiro ADR 3.82%	4,000,000	45,040,000
Usinas Siderurgicas de Minas Gerais Usiminas
Class A 0.90%	3,235,733	5,904,332
		59,816,467
Republic of Korea - 0.89%
Samsung Electronics 2.89%	1,183,100	45,166,461
		45,166,461
Russia - 0.53%
Transneft PJSC 7.10%	12,000	27,239,195
		27,239,195
Total Preferred Stock (cost $75,666,117)		132,222,123

Exchange-Traded Fund – 0.13%
iShares MSCI Turkey ETF	290,275	6,865,004
Total Exchange-Traded Fund (cost $13,207,352)		6,865,004

Participation Notes – 0.00%
Lehman Indian Oil
CW 12 LEPO =†	172,132	0
Lehman Oil & Natural Gas
CW 12 LEPO =†	254,590	0
Total Participation Notes (cost $8,559,056)		0

Total Value of Securities – 100.24%
(cost $4,939,393,622)		5,096,944,195
Liabilities Net of Receivables and Other Assets – (0.24%)		(12,268,046)
Net Assets Applicable to 277,626,925 Shares Outstanding – 100.00%		$5,084,676,149

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
   At Feb. 29, 2020, the aggregate value of Rule 144A securities was $155,545,571, which represents
   3.06% of the Fund’s net assets.

= The value of this security was determined using significant unobservable inputs and is reported as a
   Level 3 security.
Δ Securities have been classified by country of origin.

† Non-income producing security.

Summary of abbreviations:
ADR – American Depositary Receipt
ETF – Exchange-Traded Fund
GDR – Global Depositary Receipt

NQ-019 [2/20] 4/20 (1139704) 5

Schedule of investments

Delaware Emerging Markets Fund (Unaudited)

Summary of abbreviations (continued):
MSCI – Morgan Stanley Capital
LEPO – Low Exercise Price Option
PJSC – Public Joint Stock Company

6 NQ-019 [2/20] 4/20 (1139704)